RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 9 － RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties

Name of related party	Relationship with the Company
Cheung Lui (“Mr. Cheung”)	Chief Executive Officer (“CEO”) and controlling shareholder of the Company
Jose Sfez (“Mr. Sfez”)	Chairman and Director of the Company
Seven Retail Limited	Entity controlled by Mr. Sfez
Red and Blue LLC	Entity controlled by Mr. Sfez

Related party balances consisted of the following:

		As of
		September 30,	March 31,	March 31,
		2025	2026	2026
Name	Nature	HKD	HKD	USD

Cheung Lui	Amount due to a shareholder	$2,150	$2,150	$274

Red and Blue LLC	Accounts receivable	$169,419	$528,300	$67,385

As of September 30, 2025 and March 31, 2026, the amount due to a shareholder, Mr. Cheung Lui represented the temporary advances made to the Company. This advance made by Mr. Cheung is non-interest bearing, unsecured and repayable on demand.

As of September 30, 2025 and March 31, 2026, the accounts receivable from Red and Blue LLC represented trade receivable from product sales. The amount is unsecured, interest-free and granted with 45 days’ credit term. The balance was settled in full.

In the ordinary course of business, during the six months ended March 31, 2025 and 2026, the Company has conducted certain transactions with related parties, either at cost or current market prices and under the normal commercial terms. The following table provides the transactions with these related parties for the periods presented (for the portion of such period that they were considered related):

		Six months ended March 31,
		2025	2026	2026
Name	Nature	HKD	HKD	USD

Red and Blue LLC	Product sales	$762,756	$652,405	$83,215

Apart from the transactions and balances detailed above and elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025